Document and Entity Information	Apr. 22, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	Ares Acquisition Corp II
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001853138
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 22, 2025
Entity Incorporation State Country Code	E9
Entity File Number	001-41691
Entity Tax Identification Number	98-1592112
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10167
City Area Code	(310)
Local Phone Number	201-4100
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 00001 Par Value And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	AACT.U
Security Exchange Name	NYSE
Class A Ordinary Shares Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	AACT
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AACT WS
Security Exchange Name	NYSE